Investment in affiliates and available-for-sale securities (Tables)	6 Months Ended
Jun. 30, 2018
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet

	June 30, 2018	December 31, 2017
	Navios Acquisition	Navios Acquisition
Balance Sheet
Cash and cash equivalents, including restricted cash	$52,064	$86,458
Current assets	86,603	119,733
Non-current assets	1,381,631	1,453,048
Current liabilities	82,531	74,618
Long- term debt including current portion, net	1,023,391	1,065,369
Non-current liabilities	980,944	1,035,688

Financial information of affiliate companies, income statement
	Six Month June 30, 2018	Six Month June 30, 2017
	Navios Acquisition	Navios Acquisition
Income Statement
Revenue	$87,629	$122,940
Net loss	$(46,534)	$(58,802)

	Three Month June 30, 2018	Three Month June 30, 2017
	Navios Acquisition	Navios Acquisition
Income Statement
Revenue	$41,479	$58,458
Net loss	$(22,068)	$(64,417)